Other Payables - Schedule of Other Payables (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Payables for cash-settled share-based payment transactions (Note 21)	$ 885,343	$ 755,787
Payables for salaries and bonuses	651,423	1,037,213
Interest payables	564,240	392,970
Payables for professional fees	476,789	923,726
Others	106,817	137,146
Other Payables	$ 2,684,612	$ 3,246,842